Insurance Contracts - Summary of Insurance Contracts for General Account (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of insurance contracts for general account [Line Items]
- Unearned premiums and unexpired risks	€ 5,447	€ 5,822
- Outstanding claims	2,206	2,226
- Incurred but not reported claims	830	1,018
Incoming reinsurance	3,913	4,739
- Accident and health insurance	110,818	119,569
Non-life insurance [member]
Disclosure of insurance contracts for general account [Line Items]
- Accident and health insurance	8,484	9,066	€ 8,616
Non-life insurance [member] | accident and health insurance [member]
Disclosure of insurance contracts for general account [Line Items]
- Accident and health insurance	8,225	8,821
Non-life insurance [member] | General insurance [member]
Disclosure of insurance contracts for general account [Line Items]
- Accident and health insurance	259	245
Life insurance general account [member]
Disclosure of insurance contracts for general account [Line Items]
- Accident and health insurance	€ 98,422	€ 105,763	€ 109,884